Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000145852
Shareholder Report [Line Items]
Fund Name	Blue Current Global Dividend Fund
Class Name	Institutional Class
Trading Symbol	BCGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583.
Additional Information Phone Number	(800) 514-3583
Additional Information Website	https://bluecurrentfunds.com/resources/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Feb-2016	$100,000	$100,000	$100,000
Feb-2017	$117,225	$117,415	$121,263
Feb-2018	$131,627	$130,935	$142,312
Feb-2019	$129,882	$133,766	$142,920
Feb-2020	$129,449	$133,631	$149,544
Feb-2021	$161,106	$151,122	$193,427
Feb-2022	$180,294	$171,594	$214,211
Feb-2023	$176,168	$165,786	$198,501
Feb-2024	$203,845	$184,551	$248,044
Feb-2025	$241,999	$209,952	$286,803
Feb-2026	$317,527	$258,274	$347,987

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	31.21%	14.53%	12.25%
MSCI World Index	21.33%	12.46%	13.28%
MSCI World High Dividend Yield Index	23.02%	11.31%	9.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.
AssetsNet	$ 100,788,867
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 298,586
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,788,867 Number of Portfolio Holdings43 Advisory Fee (net of waivers)$298,586 Portfolio Turnover10%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Communications	1.8%
Money Market Funds	1.9%
Consumer Discretionary	2.1%
Materials	2.1%
Real Estate	3.8%
Energy	6.6%
Technology	11.9%
Health Care	12.6%
Industrials	16.7%
Consumer Staples	16.8%
Financials	24.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Canada	2.4%
Netherlands	3.2%
Taiwan Province of China	3.3%
Singapore	4.2%
Switzerland	5.8%
Japan	7.2%
Germany	7.2%
France	7.7%
United Kingdom	17.2%
United States	41.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Johnson & Johnson	3.6%
Targa Resources Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
Sandoz Group AG	3.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.3%
AstraZeneca plc	3.2%
Coca-Cola Europacific Partners plc	3.1%
Morgan Stanley	3.1%
Koninklijke Ahold Delhaize N.V.	3.1%
Shell plc	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.
C000164234
Shareholder Report [Line Items]
Fund Name	Marshfield Concentrated Opportunity Fund
Trading Symbol	MRFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.
Additional Information Phone Number	(855) 691-5288
Additional Information Website	https://marshfieldfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Feb-2016	$10,000	$10,000
Feb-2017	$12,943	$12,498
Feb-2018	$15,505	$14,635
Feb-2019	$17,763	$15,320
Feb-2020	$19,975	$16,575
Feb-2021	$24,944	$21,761
Feb-2022	$27,032	$25,327
Feb-2023	$30,721	$23,379
Feb-2024	$38,713	$30,499
Feb-2025	$43,362	$36,113
Feb-2026	$46,283	$42,249

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Marshfield Concentrated Opportunity Fund	6.74%	13.16%	16.56%
S&P 500® Index	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.
AssetsNet	$ 1,310,838,523
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,666,819
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,310,838,523 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$5,666,819 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	76.4%
Money Market Funds	23.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Educational Services	0.9%
Information	2.4%
Wholesale Trade	2.4%
Construction	2.7%
Administrative and Support and Waste Management and Remediation Services	3.7%
Manufacturing	4.1%
Transportation and Warehousing	4.1%
Accommodation and Food Services	4.2%
Retail Trade	23.2%
Money Market Funds	23.5%
Finance and Insurance	28.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AutoZone, Inc.	10.0%
UnitedHealth Group, Inc.	7.4%
Progressive Corporation (The)	7.0%
Ross Stores, Inc.	5.8%
O'Reilly Automotive, Inc.	4.9%
Mastercard, Inc. - Class A	4.9%
Visa, Inc. - Class A	4.7%
Arch Capital Group Ltd.	4.4%
Domino's Pizza, Inc.	4.2%
Expeditors International of Washington, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.
C000179800
Shareholder Report [Line Items]
Fund Name	Meehan Focus Fund
Trading Symbol	MEFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.
Additional Information Phone Number	(866) 884-5968
Additional Information Website	www.meehanmutualfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Feb-2016	$10,000	$10,000	$10,000
Feb-2017	$12,381	$12,498	$12,832
Feb-2018	$14,439	$14,635	$13,939
Feb-2019	$14,517	$15,320	$14,312
Feb-2020	$15,710	$16,575	$14,985
Feb-2021	$21,944	$21,761	$17,971
Feb-2022	$26,040	$25,327	$20,879
Feb-2023	$23,826	$23,379	$21,186
Feb-2024	$32,928	$30,499	$25,781
Feb-2025	$38,110	$36,113	$28,943
Feb-2026	$47,269	$42,249	$33,234

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Meehan Focus Fund	24.03%	16.59%	16.80%
S&P 500® Index	16.99%	14.19%	15.50%
S&P 500® Value Index	14.83%	13.08%	12.76%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 884-5968.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,408,459
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 707,771
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$192,408,459 Number of Portfolio Holdings26 Advisory Fee (net of waivers)$707,771 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.9%
Energy	2.3%
Money Market Funds	4.0%
Health Care	6.9%
Communications	9.8%
Financials	12.1%
Industrials	12.2%
Consumer Discretionary	13.5%
Technology	37.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Classes A & C	9.8%
Broadcom, Inc.	9.8%
Apple, Inc.	7.7%
United Rentals, Inc.	6.9%
Applied Materials, Inc.	6.8%
Berkshire Hathaway, Inc. - Class B	6.5%
Microsoft Corporation	6.1%
Lowe's Companies, Inc.	5.4%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.